Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax
21.	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Company to benefit from the progressive rates.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the years ended December 31, 2025, 2024 and 2023.

The Inland Revenue (Amendment) (Taxation on Specified Foreign-sourced Income) Bill 2022 (“the new FSIE regime”) has been enacted in Hong Kong on December 14, 2022 and will have effect from January 1, 2023 onwards. This is to address the European Union’s inclusion of Hong Kong in the “grey list” in concern of any risk of double non-taxation arising from the tax exemption of offshore passive income for companies in Hong Kong without substantial economic substance. From January 1, 2023, offshore passive income (including interest income, dividend income or gain on disposal of equity interest (where applicable)), that is received or deemed to be received in Hong Kong, would need to meet additional requirements, including, amongst others, the economic substance requirements in order to continue to be entitled to the offshore income tax exemption in Hong Kong.

Chinese Mainland

The Company’s subsidiaries in Chinese Mainland are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless a preferential income tax rate is otherwise stipulated.

The components of loss from continuing operations before income taxes are as follows:

	Year ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes:
- Chinese Mainland	(301,351,207)	(342,851,600)	(594,685,363)
- Hong Kong	(2,670,612)	3,637,071	4,576,236
- Cayman Islands	(131,306,252)	(119,099,460)	(249,523,604)
Total	(435,328,071)	(458,313,989)	(839,632,731)

The components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025	2024	2023
Current income tax expense
- Chinese Mainland	483,675	2,096,534	97,241
- Hong Kong	-	18,481	-
Total current tax provision	483,675	2,115,015	97,241

Total income tax expense	483,675	2,115,015	97,241

Reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory PRC corporate income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	Amount	Percent
Tax calculated at the PRC statutory tax rate	(108,832,018)	25.0%
Non-deductible expenses	734,500	(0.2)%
Tax loss expiration	29,694,743	(6.8)%
Change in valuation allowance	45,392,233	(10.4)%
Foreign tax effect:
Cayman Islands
- Tax rate differential	32,826,563	(7.5)%
Hong Kong
- Tax rate differential	227,002	(0.1)%
- Tax-exempt income	(180,128)	0.0%
- Change in valuation allowance	620,780	(0.1)%
Total	483,675	(0.1)%

During the year ended December 31, 2025, the Company paid income taxes of RMB1,542,076 for the subsidiaries in Chinese Mainland.

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023
PRC statutory tax rate	25.0%	25.0%
Effect of tax rate differential for non-PRC entities	(6.5)%	(7.1)%
Effect of non-deductible expenses	(1.2)%	(0.6)%
Effect of tax-exempt income	0.1%	-
Change in valuation allowance	(17.9)%	(17.3)%
Actual income tax rate	(0.5)%	(0.0)%

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Operating losses carryforwards	445,565,581	409,124,311
Contract liabilities	11,832,534	6,644,531
Impairment losses	38,101,318	26,434,674
Operating lease liabilities	105,272,049	139,547,582
Other current liabilities	20,124,872	31,384,591
Property and equipment	6,810,195	7,164,319
Total gross deferred tax assets	627,706,549	620,300,008

Less: valuation allowances	(528,140,664)	(482,127,651)

Deferred tax assets, net of valuation allowance	99,565,885	138,172,357

Deferred tax liabilities:
Operating right-of-use assets	(87,229,080)	(123,327,098)
Property and equipment	(12,336,805)	(14,845,259)
Total deferred tax liabilities	(99,565,885)	(138,172,357)

Deferred tax assets	99,565,885	138,172,357
Deferred tax liabilities	(99,565,885)	(138,172,357)
Net deferred tax assets	-	-

As of December 31, 2025, the Company had net operating loss carryforwards of RMB1,779,779,202 attributable to the PRC subsidiaries, among which, RMB358,250,929, RMB337,288,497, RMB414,092,648, RMB400,980,822 and RMB269,166,306 will expire, if unused, by year 2026, 2027, 2028, 2029 and 2030, respectively.

A valuation allowance is provided against deferred income tax assets when the Company determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods, projected future taxable income and tax planning strategies.

As of December 31, 2025 and 2024, the valuation allowance of RMB528,140,664 and RMB482,127,651 were mainly related to the deferred income tax assets of the PRC entities which were in loss position. Since these entities have incurred accumulated net operating losses for income tax purposes since their inception, the Company has provided full valuation allowance for the net deferred income tax assets as of December 31, 2025 and 2024.

Changes in valuation allowance are as follows:

	Year ended December 31,
	2025	2024
Balance at the beginning of the year	482,127,651	418,748,714
Increases in the year	75,707,756	82,215,410
Decrease due to expiration of loss carryforwards	(29,694,743)	(18,836,473)
Balance at the end of the year	528,140,664	482,127,651

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 thousand. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from 2020 to 2025 are open to examination by the PRC tax authorities.